Other current assets (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable		€ 1,411	€ 1,458	€ 832
Other receivables		735	627	627
Prepaid expenses		493	469	336
Interest rate derivatives measured at fair value		4	30	0
Currency derivatives measured at fair value		184	134	133
Other current financial assets		426	199	77
Total		€ 3,253	€ 2,917	€ 2,005	[1]
Escrow account, settlement | $	$ 315

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).